RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
5.	RELATED PARTY TRANSACTIONS

The Company has an agreement with a company owned by a Board member for the use of an asset for corporate and marketing activities. The Company has in 2022 paid operating cost of $1.2 million and fees associated with actual use. In 2022, 2021 and 2020, the Company recognized an expense of $0.3 million, $0.3 million and $0.1 million, respectively, for utilization of the asset. No amounts were due to the related party as of December 31, 2022 or December 31, 2021.